REVENUE AND EXPENSES (Details 5) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Interest Income/(Expenses)	€ 296	€ 1,136
Exchange rate impact	(2,300)	2,844
Effect of inflation on results	5,916	4,251
Changes in fair value	(5,754)	334
Short term investment gain	895
Others	(10)
Total	€ (958)	€ 8,565